Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus for RS Investment Trust (Class A, B, C, and K shares)

dated May 1, 2010

Effective January 1, 2011, the “Dividends and Distributions” section of the Prospectus is amended and restated in its entirety as follows:

Dividends and Distributions

The following Funds declare dividends from net investment income daily and distribute these dividends to shareholders once per month:

•	RS Investment Quality Bond Fund

•	RS Low Duration Bond Fund

•	RS High Yield Bond Fund

•	RS Tax-Exempt Fund

•	RS High Yield Municipal Bond Fund

•	RS Floating Rate Fund

•	RS Strategic Income Fund

•	RS Money Market Fund

All of the Funds intend to distribute substantially all net investment income to shareholders at least once a year.

In addition, each Fund distributes net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) to shareholders at least annually (or more often, if necessary to avoid certain excise or income taxes on the Fund) except RS Money Market Fund, which distributes its short-term gains monthly and is not expected to realize long-term capital gains.

You may choose either of the following distribution options:

•	reinvest your distributions in additional shares of your Fund; or

•	receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless you request cash payment with at least 10 days’ prior notice to BFDS.

November 23, 2010

RS INVESTMENT TRUST

Supplement to Prospectus for RS Investment Trust (Class Y shares) dated May 1, 2010

Effective January 1, 2011, the “Dividends and Distributions” section of the Prospectus is amended and restated in its entirety as follows:

Dividends and Distributions

The following Funds declare dividends from net investment income daily and distribute these dividends to shareholders once per month:

•	RS Investment Quality Bond Fund

•	RS Low Duration Bond Fund

•	RS High Yield Bond Fund

•	RS Tax-Exempt Fund

•	RS High Yield Municipal Bond Fund

•	RS Floating Rate Fund

•	RS Strategic Income Fund

All of the Funds intend to distribute substantially all net investment income to shareholders at least once a year.

In addition, each Fund distributes net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) to shareholders at least annually (or more often, if necessary to avoid certain excise or income taxes on the Fund) except RS Money Market Fund, which distributes its short-term gains monthly and is not expected to realize long-term capital gains.

You may choose either of the following distribution options:

•	reinvest your distributions in additional shares of your Fund; or

•	receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless you request cash payment with at least 10 days’ prior notice to BFDS.

November 23, 2010